Inventories (Tables)	12 Months Ended
Dec. 31, 2024
Inventories
Summary of inventories

	At December 31,
(Euro thousands)	2024	2023
Raw materials, ancillary materials and consumables	12,688	16,527
Work-in-progress and semi-finished products	7,784	9,425
Finished goods	69,240	81,223
Other	—	9
Total inventories	89,712	107,184